Expense Example	Jun. 24, 2025 USD ($)
SoFi Select 500 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	47
Expense Example, with Redemption, 5 Years	93
Expense Example, with Redemption, 10 Years	229
SoFi Next 500 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	6
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	94
Expense Example, with Redemption, 10 Years	230
SoFi Social 50 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
SoFi Enhanced Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762